Investment in real estate	12 Months Ended
Dec. 31, 2012
Investment in real estate
NOTE 6.	Investment in real estate:

The balance in investment in real estate consisted of the following as of December 31:

(Dollars in thousands)	2012	2011
Land and land improvements	$551	$412
Buildings and premises	4,269	3,656

	4,820	4,068
Less - Accumulated depreciation	746	617

	$4,074	$3,451

Rental income from investment in real estate amounted to $283 thousand, $241 thousand and $249 thousand for the years ended December 31, 2012, 2011 and 2010, respectively. Depreciation expense amounted to $129 thousand, $99 thousand and $96 thousand for the years ending December 31, 2012, 2011 and 2010, respectively.